Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Operating Activities
Net loss	$ (2,716)	$ (3,605)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	23,989	16,341
Amortization and write-off of deferred finance cost, net	1,445	1,801
Amortization of dry dock and special survey costs	1,103	0
Changes in operating assets and liabilities:
Decrease in prepaid expenses	273	30
Decrease/(increase) in accounts receivable	822	(725)
Decrease in restricted cash	423	11
Decrease in other long term assets	437	0
Decrease in accounts payable	(208)	(2,863)
Payments for dry dock and special survey costs	(2,996)	(2,221)
(Decrease)/Increase in accrued expenses	(4,438)	3,627
Increase in due to related parties	25,506	8,718
Decrease in deferrred revenue	(23)	(252)
Decrease in other long term liabilities	(136)	0
Net cash provided by operating activities	43,481	20,862
Investing Activities
Acquisition of vessels	(10,482)	(32,081)
Deposits for vessel acquisition	(137,057)	(28,924)
Decrease in restricted cash	9,131	778
Net cash used in investing activities	(138,408)	(60,227)
Financing Activities
Loan proceeds, net of deferred finance costs	120,600	112,619
Loans proceeds from related party, net of deferred finance cost	0	0
Loan repayment to related party	(5,000)	(6,000)
Loan repayments	(6,301)	(82,543)
Dividend paid	(4,884)	(4,895)
Increase in restricted cash	(8,725)	(625)
Net cash provided by financing activities	95,690	18,556
Net increase/ (decrease) in cash and cash equivalents	763	(20,809)
Cash and cash equivalents, beginning of year	41,300	61,360
Cash and cash equivalents, end of year	42,063	40,551
Supplemental disclosures of cash flow information
Cash interest paid, net of capitalized interest	23,389	17,789
Non-cash financing activities
Dividends payable	2,410	2,421
Acquisition of vessels	677	1,177
Deposits for vessel acquisition	$ 1,229	$ 152